Schedule of unrecognized deferred tax assets (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2022	Mar. 31, 2021
DisclosureOfDeferredTaxesLineItems [Line Items]
Unrecognized deferred tax assets	₨ 3,429,555	₨ 3,689,138
Temporary differences [member]
DisclosureOfDeferredTaxesLineItems [Line Items]
Unrecognized deferred tax assets	364,322	377,756
Unabsorbed depreciation [Member]
DisclosureOfDeferredTaxesLineItems [Line Items]
Unrecognized deferred tax assets	₨ 3,065,233	₨ 3,311,382